FINANCIAL INSTRUMENTS, DERIVATIVES AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Activity Relating to Securitization Arrangement
The following is a summary of the activity relating to the arrangement.

as of and for the years ended December 31 (in millions)	2020	2019	2018
Sold receivables at beginning of year	$79	$69	$70
Proceeds from sales of receivables	348	292	267
Cash collections (remitted to the owners of the receivables)	(335)	(282)	(270)
Effect of foreign exchange rate changes	4	—	2
Sold receivables at end of year	$96	$79	$69

Summary of Gains and Losses on Derivative Instruments
The following tables summarize the gains and losses on our hedging instruments and the classification of those gains and losses within our consolidated financial statements for the years ended December 31, 2020, 2019, and 2018.

(in millions)	Gain (loss) recognized in OCI			Location of gain (loss) in income statement	Gain (loss) reclassified from AOCI into income
	2020	2019	2018		2020	2019	2018
Cash flow hedges
Interest rate contracts	$(131)	$(37)	$(3)	Interest expense, net	$(1)	$—	$—
Foreign exchange contracts	(21)	(9)	3	Cost of sales	(5)	4	(12)
Net investment hedges	(224)	12	32	Other (income) expense, net	—	—	—
Total	$(376)	$(34)	$32		$(6)	$4	$(12)

	Location of gain (loss) in income statement	Gain (loss) recognized in income
(in millions)		2020	2019	2018
Fair value hedges
Interest rate contracts	Interest expense, net	$—	$—	$(4)
Undesignated derivative instruments
Foreign exchange contracts	Other (income) expense, net	$49	$17	$—

Net of Tax Activity in Accumulated Other Comprehensive Income Related to Cash Flow Hedges
The following table summarizes net-of-tax activity in AOCI, a component of stockholders’ equity, related to our cash flow hedges.

as of and for the year ended December 31 (in millions)	2020	2019	2018
Accumulated other comprehensive income (loss) balance at beginning of year	$(41)	$(1)	$(10)
Adoption of new accounting standard	—	(1)	—
(Loss) gain in fair value of derivatives during the year	(117)	(36)	(1)
Amount reclassified to earnings during the year	5	(3)	10
Accumulated other comprehensive income (loss) balance at end of year	$(153)	$(41)	$(1)

Classification and Fair Value Amounts of Derivative Instruments
The following table summarizes the classification and fair values of derivative instruments reported in the consolidated balance sheet as of December 31, 2020.

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Foreign exchange contracts	Prepaid expenses and other current assets	$—	Accounts payable and accrued liabilities	$17
Total derivative instruments designated as hedges		—		17
Undesignated derivative instruments
Foreign exchange contracts	Prepaid expenses and other current assets	11	Accounts payable and accrued liabilities	2
Total derivative instruments		$11		$19
The following table summarizes the classification and fair values of derivative instruments reported in the consolidated balance sheet as of December 31, 2019.

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Interest rate contracts	Other non-current assets	$10	Other non-current liabilities	$52
Foreign exchange contracts	Prepaid expenses and other current assets	10	Accounts payable and accrued liabilities	—
Total derivative instruments designated as hedges		20		52
Undesignated derivative instruments
Foreign exchange contracts	Prepaid expenses and other current assets	1	Accounts payable and accrued liabilities	2
Total derivative instruments		$21		$54

Derivative Positions Presented on Net Basis
The following table provides information on our derivative positions as if they were presented on a net basis, allowing for the right of offset by counterparty.

	December 31, 2020		December 31, 2019
(in millions)	Asset	Liability	Asset	Liability
Gross amounts recognized in the consolidated balance sheets	$11	$19	$21	$54
Gross amount subject to offset in master netting arrangements not offset in the consolidated balance sheets	(6)	(6)	(11)	(11)
Total	$5	$13	$10	$43

Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents the amounts recorded on the consolidated balance sheets related to fair value hedges:

	Carrying amount of hedged item		Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged item (a)
(in millions)	Balance as of December 31, 2020	Balance as of December 31, 2019	Balance as of December 31, 2020	Balance as of December 31, 2019
Long-term debt	$102	$103	$5	$6
(a) These fair value hedges were terminated prior to December 31, 2018.